Related parties transactions	12 Months Ended
Dec. 31, 2023
Related parties' transactions
Related parties' transactions

13.Related parties’ transactions

A summary of related parties is set out below:

Related Party	Nature of relationship
A10 Group

A10 Group is composed of:

(a) A10 Investimentos Ltda.;

(b) A10 Finanças e Capital Ltda. (“A10 Finanças”);

(c) A10 Partners Participações Ltda.;

(d) A10 Serviços Especializados de Avaliação de Empresas Ltda. (“A10 Advisory”); and

(e) A10 Serviços de Análise de Empresas e Administrativos Ltda.

A10 Investimentos Ltda.

A10 Investimentos Ltda. is an asset management firm controlled by Marcelo Paiva, a Director of the Company, who is the investment manager of the A10 Fundo de Investimento de Ações – Investimento no Exterior (“A10 Fund”), which holds a controlling position in the Company.

A10 Finanças	A10 Finanças is primarily a holding company. The firm is controlled by Marcelo Paiva, a Director of the Company.
A10 Partners Participações Ltda.	A10 Partners Participações Ltda. is a holding company. The firm is controlled by Marcelo Paiva, a Director of the Company, and had no transactions with the Company before or during the year 2023.
A10 Advisory	A10 Advisory is an administrative services firm controlled by Marcelo Paiva, a Director of the Company. The CEO, Ana Cabral-Gardner (Co-CEO on December 31, 2022), has a minority interest.
A10 Serviços de Análise de Empresas e Administrativos Ltda.

A10 Serviços de Análise de Empresas e Administrativos Ltda. is an administrative services firm controlled by Marcelo Paiva, a Director of the Company, and had no transactions with the Company before or during the year 2023.

Miazga	Miazga Participações S.A is a land administration company in which Ana Cabral-Gardner, the CEO of the Company (Co-CEO on December 31, 2022), has an indirect economic interest.
Arqueana	Arqueana Empreendimentos e Participações S.A. is a land administration company in which Ana Cabral-Gardner, the CEO of the Company (Co-CEO on December 31, 2022), has in indirect economic interest.
R-TEK

R-TEK Group Pty Ltd is a corporation in which a former officer of the Company, Brian Talbot, who resigned on September 29, 2023 is the controlling shareholder and since 4th quarter it was not considered as related party anymore.

Tatooine	Tatooine Investimentos S.A. is a land administration company in which an officer of Miazga and former officer of the Company, Marina Bernardini, is the controlling shareholder and officer.
Key management personnel	Includes the directors of the Company, executive management team and senior management at Sigma Brazil.

a)Transactions with related parties

Cost sharing agreements (“CSAs”): The Company has CSAs with A10 Advisory and A10 Finanças, whereby the firms are reimbursed for certain expenses: (i) the cost of administrative personnel that is 100% allocated to the Company; (ii) the rental of office space that was formerly occupied by A10 Advisory and that is now fully used by the Company; (iii) health insurance expenses of former A10 Advisory staff now employed by the Company; and (iv) any relatively minor expenses of the Company that may be paid by one of the firms for later reimbursement by the Company.

Leasing Agreements: The Company has right-of-way lease agreements with Miazga and Arqueana relating to access to the industrial plant. See note 16.

Note Payable: The Company fully repaid the final installment of $0.3 million to Arqueana in March 2022.

Accounts receivable (Miazga): This receivable refers to Miazga’s purchase of property located in the area of interest of the Project (the “Property”). Sigma Brazil paid for that purchase on behalf of Miazga for future reimburse. The purpose of this purchase of property is to be further transferred to authorities for environmental compensation purposes. This receivable provides for an amount up to Brazilian Reais R$0.8 million (equivalents to $0.2 million), which is the amount spent on the purchase of the property. This receivable is non-interest bearing. Both the purchase agreement and this receivable are divided into two installments, with the first installment paid on December 31, 2022, and the last installment to be paid once the property has successfully been transferred to Miazga.

Accounts receivable (Arqueana): The Company paid for drilling services provided by a third party that were performed on Arqueana’s land. These amounts are unsecured and are non-interest bearing. The amount was fully repaid in March 2023.

Accounts receivable (Tatooine): On April 20, 2023, Sigma Brazil entered into a facility agreement with Tatooine, to fund Tatooine’s purchase of multiple properties located in areas of interest of the Company. The facility agreement provides for the loan of an amount up to $15.9 million. The facility agreement is to be made available upon utilization requests made by Tatooine to Sigma Brazil, specifying the amount to be utilized by Tatooine for the acquisition of each property and its corresponding expected costs and expenses. The loan granted by Sigma Brazil to Tatooine under the Facility Agreement at December 31, 2023 represents a total amount of $12,957, bearing 12% p.a. interest. date.

b)Transactions with related parties

	12/31/2023			12/31/2022
	Pre-	Accounts	Expenses /	Pre-	Accounts	Expenses /
	payments /	payable /	Payments /	payments /	payable /	Payments /
Description	Receivable	Debt	Income	Receivable	Debt	Income
A10 Advisory
CSA	—	—	391	—	—	122
Miazga
Lease agreements	—	42	16	—	42	7
Prepaid land lease	96	22	—	103	13	51
Accounts receivable	121	—	—	113	—	—
Arqueana
Lease agreements	—	235	24	—	225	43
Note payable	—	—	—	—	—	326
Accounts receivable	—	—	—	4,881	—	—
R-TEK
Services provision	—	—	2,278	—	242	1,142
Tatooine
Loan to related party	12,957	—	638	—	—	—
Total	13,174	299	3,347	5,097	522	1,691

c.Key management personnel

The compensation paid or payable to key management for employee services is shown below:

	12/31/2023	12/31/2022
Stock-based compensation, included in operating expenses (Note 28)	24,337	95,398
Salaries, benefits and director's fees, included in general and administrative expenses	1,152	1,966
Salaries, benefits and stock-based compensation capitalized in property, plant and equipment and in exploration and valuation assets		3
Severance costs	—	46
Total Compensation	25,489	97,413

Key management includes the directors of the Company, executive management team and senior management at Sigma Brazil.

Accounting policy

The related party transactions are recorded at the exchange amount transacted as agreed between the Company and the related party. All the related party transactions have been reviewed and approved by the independent directors of the Company.